Note 16 - Business Segment Information (Details Textual) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Waste Management Services [Member]
Increase (Decrease) in Total Assets		$ 2.3
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets		1.8
Corporate Segment [Member]
Increase (Decrease) in Total Assets		$ (4.4)
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers		1	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage		8.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Waste Management Services [Member]
Number of Major Customers	1
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage		13.00%